SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	9 Months Ended
Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of accrued and other liabilities

	September 30, 2023	December 31, 2022
Accrued bonus	$265,137	$134,704
Accrued expenses	12,074	35,922
Accrued payroll and related liabilities	46,250	46,250
Accrued interest	48,954	–
Other accrued liabilities	6,704	9,593
Accrued and other liabilities	$379,119	$226,469